Issued capital and reserves	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Issued capital and reserves
7. Issued capital and reserves

	Six months to June 30, 2020 Unaudited		Six months to June 30, 2019 Unaudited		Year ended December 31, 2019 Audited
	£	’000	£	’000	£	’000

Ordinary share capital
Balance at beginning of year/period		294		214		214
Issuances in the period		722		80		80

Nominal share capital at end of year/period		1,016		294		294

Ordinary shares issued and fully paid
At January 1, 2020						97,959,622
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital						11,432,925
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital						2,862,595
Issued on February 20, 2020 for Securities Purchase Agreement with Boxer Capital						12,252,715
Issued on June 4, 2020 for private placement of ordinary shares						89,144,630
Issued on June 30, 2020 for conversion of loan notes						125,061,475

At June 30, 2020						338,713,962

Nominal value at June 30, 2020 (£)						0.003
Issued capital at June 30, 2020 (£)						1,016,142

Ordinary shares issued and fully paid
At January 1, 2019	71,240,272
Issued on April 23, 2019 for OncoMed acquisition	24,783,320
Issued on June 21, 2019 for conversion of loan note	1,936,030
At June 30, 2019	97,959,622
Nominal value at June 30, 2019 (£)	0.003
Issued capital at June 30, 2019 (£)	293,879

Ordinary shares issued and fully paid
At July 1, 2019	97,959,622
At December 31, 2019	97,959,622
Nominal value at December 31, 2019 (£)	0.003
Issued capital at December 31, 2019 (£)	293,879
Since January 1, 2020, the following alterations to the Company’s share capital have been made:

i)
On February 11, 2020 the Company issued and allotted 11,432,925 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.20 per share to investors. Gross cash received was £2,321,738;

ii)
On February 11, 2020 the Company issued and allotted 2,862,595 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.08 to settle the commission on the Aspire fund raise;

iii)
On February 20, 2020 the Company issued and allotted 12,252,715 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.19 per share to investors. Gross cash received was £2,303,510;

iv)
On June 4, 2020 the Company issued and allotted 89,144,630 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.17 per share to investors. Gross cash received was £15,511,166
. The ordinary shares were in substance issued at a discount to the Gross cash received. The fair value of the consideration of the ordinary shares was determined to be £13,385,976 and therefore the ordinary shares were in substance issued at a discount of £2,125,190, which was recorded as a reduction to other reserves (other reserves represent a
mounts that relate to changes to the
Company’
s

paid
up equity and which are not capital reserves)
in the Statement of changes in equity. The incremental directly attributable transaction costs in relation to the issue of the ordinary shares were included within share premium;

v)
On June 30, 2020 the Company issued and allotted 125,061,475 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.17 per share to investors.
On conversion of the loan notes the legal proceeds were
£21,760,697;

vi)

£’000
Share premium
At January 1, 2020 – Audited	121,684
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital	2,287
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital	224
Transaction costs for issued share capital	(147)
Issued on February 20, 2020 for Securities Purchase Agreement with Boxer Capital	2,267
Transaction costs for issued share capital	(31)
Issued on June 4, 2020 for private placement of ordinary shares	15,244
Transaction costs for issued share capital	(1,129)
Issued on June 30, 2020 for conversion of the Loan Notes	21,386

At June 30, 2020 – Unaudited	161,785

Share premium
At January 1, 2019 – Audited	118,492
Issued on June 21, 2019 for conversion of Novartis loan note	3,953
Transaction costs for issued share capital	(761)

At June 30, 2019 – Unaudited	121,684

At December 31, 2019 – Audited	121,684

Other capital reserves

	Other Reserves £’000	Share- based payments £’000	Equity component of convertible loan £’00	Warrants issued for TAP funding £’000	Merger reserve £’000	Total £’000
At January 1, 2020 Audited	—	18,285	—	44	40,818	59,147
Share-based payments expense during the period	—	1,061	—	—	—	1,061
Shares issued	—	(150)	—	—	—	(150)
Equity component of the Novartis convertible loan instrument and warrants	—	—	1,084	—	—	1,084
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	33,104	—	—	—	—	33,104
Reclassification of the remaining embedded derivative following the Resolutions passing	—	—	33,481	—	—	33,481

At June 30, 2020 Unaudited	33,104	19,196	34,565	44	40,818	127,727

	Shares to be issued £’000	Share- based payments £’000	Equity component of convertible loan £’000	Warrants issued for TAP funding £’000	Merger Reserve £’000	Total £’000
At January 1, 2019 Audited	1,590	16,649	310	44	—	18,593
Share-based payments expense during the period	—	493	—	—	—	493
Shares issued	(1,590)					(1,590)
Equity component of convertible loan instrument	—	—	(310)	—	—	(310)
Issue of share capital on April 23, 2019 for acquisition of OncoMed	—	—	—	—	40,818	40,818

At June 30, 2019 Unaudited	—	17,142	—	44	40,818	58,004

Share-based payments expense during the period	—	1,143	—	—	—	1,143

At December 31, 2019 Audited	—	18,285	—	44	40,818	59,147

Other reserves
On June 30, 2020 the Company issued and allotted 125,061,475 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.17 per share to investors
f
ollowing the partial conversion of the Loan Notes. The legal proceeds were £21,760,697. This resulted in £33,103,739 recognised in other reserves as a difference between the carrying value of the financial liability extinguished and the legal proceeds.
Shares to be issued
At January 1, 2017, £2,674,477 representing a maximum of 1,453,520 shares at £1.84 were remaining to be issued to Novartis pro rata to their percentage shareholding as and when the Company issues further ordinary shares.
Of the 1,221,361 ordinary shares issued on April 26, 2017, 588,532 shares were issued to Novartis as fully paid up bonus shares (for £nil consideration), the number of which was calculated to maintain its shareholding at 19.5%. The fair value of these shares was £1.84 per share. At December 31, 2018, £1,591,578 representing a maximum of 864,988 shares at £1.84 were remaining to be issued to Novartis pro rata to their percentage shareholding as and when the Company issues further ordinary shares
Of the 1,936,030 ordinary shares issued to Novartis on June 21, 2019, the remaining 864,988 shares were issued to Novartis as fully paid up bonus shares (for £nil consideration). The fair value of these shares was £1.84 per share.
Share-based payments
The Group has a share option scheme under which options to subscribe for the Group’s shares have been granted to certain Executives,
Non-Executive
Directors and employees.
The share-based payment reserve is used to recognise:

i.	the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration; and

ii.	deferred equity consideration.
The total charge for the six months to June 30, 2020 in respect of all share option schemes was
£0.9 million
(June 30, 2019: £0.5

million).
On February 20,
2020
, the Company granted 962,836 market value options over ADS under the Mereo 2019 Equity Incentive Plan to certain executives and other employees. The weighted average fair value of options granted was £0.21. The exercise price is $1.84. On the same date, the Company granted 77,000 market value options over ADS under the Mereo 2019 NED Equity Incentive Plan to certain non-executives.
The weighted average fair value of options granted was £0.21. The exercise price is $1.84.
Equity component of convertible loan
instruments
The convertible loan
notes
issued to Novartis are a compound instrument consisting of a liability and an equity component. The value of the equity component (cost of the conversion option) as at June 30, 2020 is £1.1 million (June 30, 2019: £nil).
The value of the equity component (cost of the conversion option) as at December 31, 2019 was £nil.
On 30 June 2020 the Loan Notes in an aggregate principal amount of £21,660,999 (together with accrued interest) were automatically converted into 125,061,475 new ordinary shares. This resulted in £33,480,833 recognised in other reserves in equity as a difference between the share capital and share premium recognised on conversion and the carrying value of the financial liability extinguished.
Merger reserve
The consideration paid to acquire OncoMed in 2019 was
24,783,320 ordinary shares with an acquisition date fair value of £40.9 million, based on the Group’s quoted share price. The nominal value of the issued capital was £0.1 million with the excess, £40.8 million, classified within other capital reserves as a ‘Merger reserve’.